Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended										12 Months Ended
	Jun. 30, 2015		Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014		Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income available for common shareholders (A)	$ (3,195)	[1]	$ 4,985	$ 5,863	$ 4,540	$ 4,612	[2]	$ 5,660	$ 6,558	$ 5,244	$ 12,193	[3]	$ 22,074	[2]	$ 21,863
Weighted average outstanding shares of common stock (B)											8,177		8,299		8,375
Dilutive effect of stock-based awards											77		100		95
Common stock and common stock equivalents (C)											8,254		8,399		8,470
Earnings Per Share
Basic (A/B)	$ (0.40)		$ 0.61	$ 0.71	$ 0.55	$ 0.56		$ 0.68	$ 0.79	$ 0.63	$ 1.49		$ 2.66		$ 2.61
Diluted (A/C)	$ (0.40)	[1]	$ 0.61	$ 0.71	$ 0.54	$ 0.55	[2]	$ 0.68	$ 0.78	$ 0.62	$ 1.48	[3]	$ 2.63	[2]	$ 2.58

[1]	Includes $7.5 billion of goodwill and asset impairment charges related to our phone business, as well as $940 million of integration and restructuring expenses, primarily costs associated with our Phone Hardware Restructuring Plan, which decreased fourth quarter fiscal year 2015 net income by $8.4 billion and diluted EPS by $1.02.
[2]	Includes a tax provision adjustment recorded in the fourth quarter of fiscal year 2014 related to adjustments to prior years' liabilities for intercompany transfer pricing which decreased net income by $458 million and diluted EPS by $0.05.
[3]	Includes $7.5 billion of goodwill and asset impairment charges related to our phone business, as well as $2.5 billion of integration and restructuring expenses, primarily costs associated with our restructuring plans, which decreased fiscal year 2015 net income by $10.0 billion and diluted EPS by $1.15.